DERIVATIVE FINANCIAL INSTRUMENTS (Details 1) - Bunker Swaps [Member]	Dec. 31, 2019 USD ($) MT	Dec. 31, 2018 USD ($) MT
Current Assets
Disclosure of detailed information about hedges [abstract]
Notional value	$ 1,681,000
Fair value gain	173,000
Current Liabilities
Disclosure of detailed information about hedges [abstract]
Notional value		$ 4,416,000
Fair value gain		(867,000)
March 2020 Rott 0.5% Brg Bunker Swaps 600 Strike Price [Member] | Current Assets
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 471.3
Quantity | MT	600
Notional value	$ 283,000
Fair value gain	40,000
January 2020 to February 2020 Go 10ppm Bunker Swaps 75.7 Strike Price [Member] | Current Assets
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 75.7
Quantity | MT	505
Notional value	$ 38,000
Fair value gain	22,000
January 2020 to June 2020 ICE LS Gas Oil bunker Swaps 566.5 Strike Price [Member] | Current Assets
Disclosure of detailed information about hedges [abstract]
Strike Price	$ 566.5
Quantity | MT	2,400
Notional value	$ 1,360,000
Fair value gain	$ 111,000
January 2019 to February 2019 MOPS 380 Bunker Swaps 457.75 Strike Rate [Member] | Current Liabilities
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 457.75
Quantity | MT		1,000
Notional value		$ 458,000
Fair value gain		(135,000)
January 2019 MOPS 380 Bunker Swaps 419.00 Strike Rate [Member] | Current Liabilities
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 419.00
Quantity | MT		350
Notional value		$ 147,000
Fair value gain		(33,000)
January 2019 MOPS 180 Bunker Swaps 425.25 Strike Rate [Member] | Current Liabilities
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 425.25
Quantity | MT		350
Notional value		$ 149,000
Fair value gain		(34,000)
May 2019 MOPS 180 Bunker Swaps 403.50 Strike Rate [Member] | Current Liabilities
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 403.50
Quantity | MT		350
Notional value		$ 141,000
Fair value gain		(31,000)
September 2019 MOPS 180 Bunker Swaps 377.50 Strike Rate [Member] | Current Liabilities
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 377.50
Quantity | MT		350
Notional value		$ 132,000
Fair value gain		(26,000)
January 2019 to September 2019 Rott 35 Brg Bunker Swaps 338.50 Strike Rate [Member] | Current Liabilities
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 338.50
Quantity | MT		1,800
Notional value		$ 609,000
Fair value gain		(101,000)
January 2019 to September 2019 MOPS 180 Bunker Swaps 368.50 Strike Rate [Member] | Current Liabilities
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 368.50
Quantity | MT		3,060
Notional value		$ 1,128,000
Fair value gain		(164,000)
January 2019 to September 2019 Rott 3.5% Brg Bunker Swaps 369.75 Strike Rate [Member] | Current Liabilities
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 369.75
Quantity | MT		1,350
Notional value		$ 499,000
Fair value gain		(118,000)
January 2019 to September 2019 MOPS 180 Bunker Swaps 403.00 Strike Rate [Member] | Current Liabilities
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 403.00
Quantity | MT		1,350
Notional value		$ 544,000
Fair value gain		(119,000)
January 2019 to March 2019 MOPS 380 Bunker Swaps 406.00 Strike Rate [Member] | Current Liabilities
Disclosure of detailed information about hedges [abstract]
Strike Price		$ 406.00
Quantity | MT		1,500
Notional value		$ 609,000
Fair value gain		$ (106,000)